Statements of financial position	2 Months Ended
Dec. 31, 2017 USD ($) $ / shares
Current assets [abstract]
Cash	$ 10
Total assets	10
Equity [abstract]
Unitholders' capital	10
Total equity (note 7)	10
Total liabilities and equity	$ 10
Total equity per Unit | $ / shares	$ 10